IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Credit related commitments	$ 420,503	$ 381,042
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	328,947
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	60,059
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	17,738
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,845
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	211
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	703
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	57,734	49,440
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,628
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	51,929
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,372
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	17
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	85
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	703
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	17,459	28,564
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	11,440
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,792
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,173
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	44
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	24,418	10,516
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,488
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,338
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,432
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,118
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	42
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,162	9,343
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,283
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,833
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	43
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	9,495	7,902
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,403
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,439
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	651
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	21,874	25,284
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	21,344
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	521
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	6
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	65,926	57,866
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	65,071
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	823
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	32
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,878	3,678
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,733
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	145
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	212,557	$ 188,449
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 212,557